EARNINGS PER SHARE - Additional Information (Details) - shares		12 Months Ended
	Aug. 23, 2019	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Line Items]
Antidilutive shares excluded from calculation (in shares)		58,000
Dilutive shares included in calculation (in shares)			129,000	141,000
Shares issued for purchase of vessels (in shares)		0	0	16,035,856
Trafigura | Assets Under Sale and Purchase Agreement
Property, Plant and Equipment [Line Items]
Shares issued for purchase of vessels (in shares)	16,035,856
Shares issued for asset purchase, contingently returnable (in shares)			2,041,795